Financial Instruments-Risk Management - Summary of Subject to Market and Credit Risk With a Reconcilation (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with financial institutions	$ 46,720	$ 62,269
Precious metals	3,709	3,191
Trading assets
Securities	112,664	85,474
Loans	13,829	14,334
Other	995	454
Financial assets designated at fair value through profit or loss		12
Securities purchased under resale agreements and securities borrowed	131,178	104,018
Derivative financial instruments	38,119	37,558
Investment securities	82,359	78,396
Loans:
Residential mortgages	268,169	253,357
Personal loans	98,631	96,019
Credit cards	17,788	16,485
Business & government	212,972	191,038
Property and equipment	2,669	2,684
Investment in associates	5,614	4,850
Goodwill and other intangibles assets	17,465	17,719
Total	1,086,161	998,493
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with financial institutions	46,720	62,269
Precious metals	3,709	3,191
Trading assets
Securities	112,664	85,474
Loans	13,829	14,334
Other	995	454
Financial assets designated at fair value through profit or loss		12
Securities purchased under resale agreements and securities borrowed	131,178	104,018
Derivative financial instruments	38,119	37,558
Investment securities	82,359	78,396
Loans:
Residential mortgages	268,169	253,357
Personal loans	98,631	96,019
Credit cards	17,788	16,485
Business & government	212,972	191,038
Allowances for credit losses	(5,077)	(5,065)
Customers' liability under acceptances	13,896	16,329
Property and equipment	2,669	2,684
Investment in associates	5,614	4,850
Goodwill and other intangibles assets	17,465	17,719
Other (including Deferred tax assets)	24,461	19,371
Total	1,086,161	998,493
Credit risk [member] | Credit risk exposure drawn non retail [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with financial institutions	43,392	58,728
Trading assets
Securities	21	24
Loans	7,255	7,183
Financial assets designated at fair value through profit or loss		12
Investment securities	78,235	75,837
Loans:
Residential mortgages	80,777	86,417
Business & government	202,935	180,164
Allowances for credit losses	(583)	(560)
Customers' liability under acceptances	13,902	16,338
Other (including Deferred tax assets)	3,721	866
Total	429,655	425,009
Credit risk [member] | Credit risk exposure drawn retail [member]
Trading assets
Loans	145	12
Loans:
Residential mortgages	187,284	166,752
Personal loans	97,253	94,392
Credit cards	14,033	14,331
Business & government	3,461	3,193
Allowances for credit losses	(708)	(786)
Other (including Deferred tax assets)	905	711
Total	302,373	278,605
Credit risk [member] | Other exposures securitization [member]
Loans:
Personal loans	1,366	1,613
Credit cards	575	687
Business & government	6,255	7,748
Total	8,196	10,048
Credit risk [member] | Other credit risk exposure repo-style transactions [member]
Trading assets
Securities purchased under resale agreements and securities borrowed	131,173	104,010
Loans:
Other (including Deferred tax assets)	62
Total	131,235	104,010
Credit risk [member] | Other credit risk exposure over-the-counter derivatives [member]
Trading assets
Derivative financial instruments	38,119	37,558
Loans:
Total	38,119	37,558
Credit risk [member] | Other credit risk exposure equity [member]
Trading assets
Investment securities	2,279	1,754
Loans:
Total	2,279	1,754
Credit risk [member] | Other market risk exposures also subject to credit risk [member]
Trading assets
Securities	0
Loans	6,779	6,606
Derivative financial instruments	34,489	33,937
Loans:
Total	41,268	40,543
Credit risk [member] | Other exposures [member]
Disclosure of detailed information about financial instruments [line items]
Precious metals	3,709	3,191
Trading assets
Securities	112,643	85,450
Loans	6,429	7,139
Other	995	454
Loans:
Total	123,776	96,234
Credit risk [member] | Other market risk exposures others [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with financial institutions	3,328	3,541
Trading assets
Securities purchased under resale agreements and securities borrowed	5	8
Investment securities	1,845	805
Loans:
Residential mortgages	108	188
Personal loans	12	14
Credit cards	3,180	1,467
Business & government	321	(67)
Allowances for credit losses	(3,786)	(3,719)
Customers' liability under acceptances	(6)	(9)
Property and equipment	2,669	2,684
Investment in associates	5,614	4,850
Goodwill and other intangibles assets	17,465	17,719
Other (including Deferred tax assets)	19,773	17,794
Total	$ 50,528	$ 45,275